CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Current assets
Cash and cash equivalents	$ 80,056	$ 67,977
Term deposits	13,440
Restricted cash - current	4,212	38,358
Short-term investments	20,343	22,118
Accounts receivable, net of allowance for doubtful accounts of US$1,282 and US$1,864 as of September 30, 2019 and 2020, respectively	6,154	7,330
Inventories	4,863	4,232
Prepayment and other current assets	31,315	26,732
Amounts due from related parties	3,074	515
Deferred costs	1,657	1,427
Total current assets	165,114	168,689
Non-current assets
Restricted cash – non-current	16,849
Property, plant and equipment, net	42,331	37,935
Operating lease right-of-use assets	30,029
Goodwill, net	78,966	74,829
Other intangible assets, net	23,161	30,113
Deposit for purchases of non-current assets	2,186	4,448
Long-term investments	26,324	25,379
Deferred tax assets	5,690	3,865
Other non-current assets	7,489	10,092
Total non-current assets	233,025	186,661
Total assets	398,139	355,350
Current liabilities
Bank borrowings	4,012	38,502
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated variable interest entities or VIEs without recourse to China Distance Education Holdings Limited of US$35,491 and US$49,232 as of September 30, 2019 and 2020, respectively)	55,454	38,267
Amounts due to related parties	802	600
Income tax payable (including income tax payable of the consolidated VIEs without recourse to China Distance Education Holdings Limited of US$8,188 and US$14,451 as of September 30, 2019 and 2020, respectively)	17,378	10,899
Deferred revenue – current (including deferred revenue – current of the consolidated VIEs without recourse to China Distance Education Holdings Limited of US$93,364 and US$104,929 as of September 30, 2019 and 2020, respectively)	105,953	94,202
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to China Distance Education Holdings Limited of nil and US$3,835 as of September 30, 2019 and 2020, respectively)	4,160
Refundable fees – current (including refundable fees – current of the consolidated VIEs without recourse to China Distance Education Holdings Limited of US$435 and US$1,729 as of September 30, 2019 and 2020, respectively)	1,729	435
Total current liabilities	189,488	182,905
Non-current liabilities
Deferred revenue – non-current (including deferred revenue – non-current of the consolidated VIEs without recourse to China Distance Education Holdings Limited of US$33,564 and US$33,928 as of September 30, 2019 and 2020, respectively)	33,928	33,564
Refundable fees – non-current (including refundable fees– non-current of the consolidated VIEs without recourse to China Distance Education Holdings Limited of US$2,440 and US$2,602 as of September 30, 2019 and 2020, respectively)	2,602	2,440
Deferred tax liabilities	6,088	12,695
Long-term bank borrowing	16,000
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to China Distance Education Holdings Limited of nil and US$22,749 as of September 30, 2019 and 2020, respectively)	23,089
Total non-current liabilities	81,707	48,699
Total liabilities	271,195	231,604
Commitments and contingencies (Note 22)
Equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 shares authorized; 134,210,745 and 135,320,433 shares issued and outstanding as of September 30, 2019 and 2020, respectively)	14	13
Additional paid-in capital	27,316	24,507
Accumulated other comprehensive loss	(832)	(12,357)
Retained earnings	51,477	60,668
Total China Distance Education Holdings Limited shareholder's equity	77,975	72,831
Noncontrolling interests	48,969	50,915
Total equity	126,944	123,746
Total liabilities and equity	$ 398,139	$ 355,350